Cover	Dec. 02, 2021	Dec. 01, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 01, 2021
Entity File Number	000-19202
Entity Registrant Name		ChoiceOne Financial Services Inc
Entity Central Index Key		0000803164
Entity Tax Identification Number	38-2659066
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One		109 East Division
Entity Address, City or Town		Sparta
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		49345
City Area Code		(616)
Local Phone Number		887-7366
Written Communications	false	false
Soliciting Material	false	false
Pre-commencement Tender Offer	false	false
Pre-commencement Issuer Tender Offer	false	false
Title of 12(b) Security		Common stock
Trading Symbol		COFS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false